Appendix 1 Details of Assets and Liabilities in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2024
APPENDIX 1 DETAILS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Summary of Assets and Liabilities Denominated in Foreign Currencies

	12-31-2024
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	38,228	246,506,945	136,705,029	149,097	20	383,399,319
Other current financial assets	—	9,284,462	10,234,050	—	—	19,518,512
Other current non-financial assets	-	127,832,837	23,830,167	569,776	930,601	153,163,381
Trade and other receivables, current	5,442,270	950,816,232	533,706,028	703	—	1,489,965,233
Current receivables due from related parties	—	4,432,760	27,553,521	10,797,055	—	42,783,336
Inventories	-	38,211,002	26,116,643	227,037	613,891	65,168,573
Current tax assets	-	69,092,991	10,119,318	-	1,008,190	80,220,499
TOTAL CURRENT ASSETS	5,480,498	1,446,177,229	768,264,756	11,743,668	2,552,702	2,234,218,853

NON-CURRENT ASSETS
Other non-current financial assets	-	4,646,303	-	—	—	4,646,303
Other non-current non-financial assets	76,832	142,667,189	5,853,802	—	—	148,597,823
Trade and other non-current receivables	28,010,923	63,052,195	1,068,188,551	—	-	1,159,251,669
Investments accounted for using the equity method	—	32,590,470	113,293	—	-	32,703,763
Intangible assets other than goodwill	—	113,442,016	179,728,647	—	177,793	293,348,456
Goodwill	—	849,345,650	39,897,262	—	—	889,242,912
Property, plant and equipment	—	3,704,836,526	3,833,351,366	—	14,673,175	7,552,861,067
Investment property	—	7,175,892	—	—	—	7,175,892
Right-of-use asset	220,361,086	31,802,677	12,661,541	7,785,671	—	272,610,975
Deferred tax assets	—	119,258,343	5,981,528	—	—	125,239,871
TOTAL NON CURRENT ASSETS	248,448,841	5,068,817,261	5,145,775,990	7,785,671	14,850,968	10,485,678,731

TOTAL ASSETS	253,929,339	6,514,994,490	5,914,040,746	19,529,339	17,403,670	12,719,897,584

	12-31-2023
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	35,935	449,278,983	113,862,934	102,479	10,959	563,291,290
Other current financial assets	—	57,180,139	10,537,499	18,996	—	67,736,634
Other current non-financial assets	3,055,257	69,227,975	27,260,077	593,326	360,690	100,497,325
Trade and other receivables, current	5,357,143	1,244,013,158	199,870,569	53,679	—	1,449,294,549
Current receivables due from related parties	—	5,340,093	32,373,527	12,560,505	—	50,274,125
Inventories	627,574	12,759,347	40,218,695	5,009,744	146,519	58,761,879
Current tax assets	-	73,779,644	7,333,950	-	1,863	81,115,457
TOTAL CURRENT ASSETS	9,075,909	1,911,579,339	431,457,251	18,338,729	520,031	2,370,971,259

NON-CURRENT ASSETS
Other non-current financial assets	1,838,328	9,764,057	-	—	—	11,602,385
Other non-current non-financial assets	79,460	238,284,871	29,533	—	—	238,393,864
Trade and other non-current receivables	30,745,450	353,276,892	519,655,799	—	-	903,678,141
Investments accounted for using the equity method	—	25,294,926	58,859	—	-	25,353,785
Intangible assets other than goodwill	—	112,207,320	82,682,099	—	120,081	195,009,500
Goodwill	—	849,345,650	35,119,008	—	—	884,464,658
Property, plant and equipment	—	3,437,454,240	3,400,624,560	—	12,106,020	6,850,184,820
Investment property	—	7,340,561	—	—	—	7,340,561
Right-of-use asset	217,535,040	32,890,521	11,875,392	6,751,602	—	269,052,555
Deferred tax assets	—	54,989,051	22,680,457	—	—	77,669,508
TOTAL NON CURRENT ASSETS	250,198,278	5,120,848,089	4,072,725,707	6,751,602	12,226,101	9,462,749,777

TOTAL ASSETS	259,274,187	7,032,427,428	4,504,182,958	25,090,331	12,746,132	11,833,721,036

	12-31-2024
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Brazilian Real	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	43,715,075	-	39,990,503	—	—	—	83,705,578
Current lease liability	24,863,216	-	300,307	1,722,596		—	26,886,119
Trade and other current payables	80,896,661	960,717,553	470,864,547	17,746,306	209,465	-	1,530,434,532
Current payable to related parties	—	40,198,093	185,965,202	72,138,633	—	—	298,301,928
Other current provisions	—	50,871,254	480,541	—	—	—	51,351,795
Current tax liabilities	—	184,793,922	4,276,229	—	—	—	189,070,151
Other current non-financial liabilities	—	54,304,600	9,432,698	-	—	—	63,737,298
TOTAL CURRENT LIABILITIES	149,474,952	1,290,885,422	711,310,027	91,607,535	209,465	-	2,243,487,401

NON-CURRENT LIABILITIES
Other non-current financial liabilities	-	—	2,373,962,103	—	—	—	2,373,962,103
Non-current lease liability	252,520,259	-	9,177,148	6,021,524	—	—	267,718,931
Trade and other non-current receivables	—	2	966,072,115	—	—	—	966,072,117
Non-Current accounts payable to related parties	—	—	1,015,904,873	—	—	—	1,015,904,873
Other long-term provisions	—	180,158,117	35,108,584	—	—	—	215,266,701
Deferred tax liabilities	—	182,363,771	25,532,753	—	—	—	207,896,524
Non-current provisions for employee benefits	—	65,598,156	-	—	—	—	65,598,156
Other non-current non-financial liabilities	—	37,611,263	—	—	—	—	37,611,263
TOTAL NON-CURRENT LIABILITIES	252,520,259	465,731,309	4,425,757,576	6,021,524	—	—	5,150,030,668

TOTAL LIABILITIES	401,995,211	1,756,616,731	5,137,067,603	97,629,059	209,465	-	7,393,518,069

	12-31-2023
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Brazilian Real	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	42,031,748	164	572,983,003	—	—	—	615,014,915
Current lease liability	22,149,396	99,718	357,191	1,531,888	—	—	24,138,193
Trade and other current payables	9,300,520	1,105,027,430	339,850,625	10,075,306	238,084	-	1,464,491,965
Current payables to related parties	—	6,712,011	161,400,415	294,455,151	—	10,889	462,578,466
Other current provisions	—	25,105,457	15,663	—	31,590	—	25,152,710
Current tax liabilities	—	155,757,190	4,350,022	—	—	—	160,107,212
Other current non-financial liabilities	—	33,056,546	7,903,913	1,466,297	8,127	—	42,434,883
TOTAL CURRENT LIABILITIES	73,481,664	1,325,758,516	1,086,860,832	307,528,642	277,801	10,889	2,793,918,344

NON-CURRENT LIABILITIES
Other non-current financial liabilities	196,122,880	—	1,708,390,061	—	—	—	1,904,512,941
Non-current lease liability	236,309,986	968,197	1,115,232	5,530,612	—	—	243,924,027
Trade and other non-current receivables	—	292,062,875	303,471,982	—	—	—	595,534,857
Non-Current payables to related parties	—	—	1,034,791,219	—	—	—	1,034,791,219
Other long-term provisions	—	176,624,539	34,976,147	—	—	—	211,600,686
Deferred tax liabilities	—	31,195,552	141,317,111	—	—	—	172,512,663
Non-current provisions for employee benefits	—	61,930,822	889,222	—	—	—	62,820,044
Other non-current non-financial liabilities	—	53,219,983	—	—	—	—	53,219,983
TOTAL NON-CURRENT LIABILITIES	432,432,866	616,001,968	3,224,950,974	5,530,612	—	—	4,278,916,420

TOTAL LIABILITIES	505,914,530	1,941,760,484	4,311,811,806	313,059,254	277,801	10,889	7,072,834,764